Eaton Vance

New York Municipal Income Fund

June 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 0.5%

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.5%
Montefiore Obligated Group, 4.29%, 9/1/50	$2,080	$2,239,362

Total Corporate Bonds — 0.5% (identified cost $2,080,000)		$2,239,362

Tax-Exempt Municipal Obligations — 92.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.6%
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority):
5.00%, 6/15/34	$1,000	$1,308,010
5.00%, 6/15/35	1,000	1,306,260
5.00%, 6/15/36	1,140	1,485,568
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds:
4.00%, 10/15/34	400	494,816
4.00%, 10/15/38	750	916,568
5.00%, 4/15/33	400	540,192
5.00%, 8/15/44	4,705	6,060,275

		$12,111,689

Cogeneration — 0.3%
Suffolk County Industrial Development Agency, NY, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$1,320	$1,332,870

		$1,332,870

Education — 11.0%
Albany Capital Resource Corp., NY, (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/30	$250	$280,522
Build NYC Resource Corp., NY, (Academic Leadership Charter School), 4.00%, 6/15/36	200	230,020
Build NYC Resource Corp., NY, (New World Preparatory Charter School):
4.00%, 6/15/31	240	269,645
4.00%, 6/15/41	315	347,921
Hempstead Local Development Corp., NY, (Hofstra University):
5.00%, 7/1/29	100	130,236
5.00%, 7/1/30	100	132,763
5.00%, 7/1/31	130	176,212
5.00%, 7/1/32	300	405,093
Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester):
5.00%, 10/1/31	235	286,178
5.00%, 10/1/32	260	315,973

Security	Principal Amount (000’s omitted)	Value
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School):
5.00%, 6/1/40(1)	$430	$507,452
5.00%, 6/1/59(1)	1,600	1,856,096
New York Dormitory Authority, (Brooklyn Law School), 5.00%, 7/1/33	1,650	2,062,450
New York Dormitory Authority, (Columbia University):
5.00%, 10/1/26	250	308,215
5.00%, 10/1/38	8,945	11,296,014
New York Dormitory Authority, (Cornell University), (SPA: U.S. Bank, N.A.), 0.01%, 7/1/39(2)	3,000	3,000,000
New York Dormitory Authority, (Rochester Institute of Technology):
5.00%, 7/1/29	1,060	1,387,127
5.00%, 7/1/37	1,450	1,851,534
5.00%, 7/1/40	1,265	1,606,310
New York Dormitory Authority, (Rockefeller University), Green Bonds, 5.00%, 7/1/50	8,095	10,329,220
Saratoga County Capital Resource Corp., NY, (Skidmore College):
5.00%, 7/1/31	360	479,110
5.00%, 7/1/32	360	477,796
5.00%, 7/1/45	1,320	1,672,361
St. Lawrence County Industrial Development Agency, NY, (Clarkson University):
Series 2021A, 5.00%, 9/1/36	100	130,664
Series 2021A, 5.00%, 9/1/37	130	169,360
Series 2021A, 5.00%, 9/1/38	125	162,450
Series 2021A, 5.00%, 9/1/39	125	162,032
Series 2021A, 5.00%, 9/1/40	100	129,285
Series 2021A, 5.00%, 9/1/41	125	161,173
Series 2021B, 5.00%, 9/1/34(3)	235	298,542
Series 2021B, 5.00%, 9/1/35(3)	230	291,688
Series 2021B, 5.00%, 9/1/36(3)	250	316,577
Series 2021B, 5.00%, 9/1/37(3)	260	328,305
Series 2021B, 5.00%, 9/1/38(3)	210	264,547
Series 2021B, 5.00%, 9/1/39(3)	200	251,328
Series 2021B, 5.00%, 9/1/40(3)	250	313,365
Series 2021B, 5.00%, 9/1/41(3)	250	312,555
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute):
5.00%, 9/1/37	1,250	1,613,700
5.00%, 9/1/38	3,925	5,055,675
5.00%, 9/1/39	1,500	1,927,545
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/40	775	935,355

		$52,232,394

Electric Utilities — 4.9%
Long Island Power Authority, NY, Electric System Revenue:
1.00%, 9/1/25	$1,800	$1,821,492
5.00%, 9/1/32	750	1,000,718
5.00%, 9/1/35	2,400	3,069,120
5.00%, 9/1/39	2,500	3,162,475
New York Power Authority:
4.00%, 11/15/45	4,575	5,472,615
4.00%, 11/15/50	1,430	1,702,572
4.00%, 11/15/55	2,440	2,885,373
Prerefunded to 11/15/21, 5.00%, 11/15/31	1,000	1,018,130

Security	Principal Amount (000’s omitted)	Value
Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	$2,895	$3,228,446

		$23,360,941

Escrowed/Prerefunded — 2.9%
Geneva Development Corp., NY, (Hobart and William Smith Colleges), Series 2012, Prerefunded to 9/1/22, 5.00%, 9/1/32	$1,250	$1,320,163
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/21, 5.00%, 11/15/27	940	957,042
Sales Tax Asset Receivable Corp., NY:
Prerefunded to 10/15/24, 5.00%, 10/15/27	5,000	5,773,150
Prerefunded to 10/15/24, 5.00%, 10/15/28	5,000	5,773,150

		$13,823,505

General Obligations — 8.5%
Bedford Village Fire District, NY:
2.00%, 11/15/33	$420	$435,960
2.00%, 11/15/34	430	444,990
2.00%, 11/15/35	490	503,617
East Irondequoit Central School District, NY:
4.00%, 6/15/26	275	321,370
4.00%, 6/15/27	275	328,347
East Meadow Union Free School District, NY:
2.00%, 6/15/33	950	986,280
2.00%, 6/15/34	970	996,898
Series 2021A, 3.00%, 6/15/32	2,845	3,246,657
Series 2021B, 3.00%, 6/15/32	920	1,049,886
Hempstead, NY:
4.00%, 6/15/30(3)	3,440	4,209,150
4.00%, 6/15/32(3)	5,365	6,452,915
Mamaroneck, NY, 2.00%, 3/15/30	105	110,087
New Rochelle City School District, NY:
3.00%, 6/15/31	2,795	3,200,387
4.00%, 6/15/30	1,175	1,452,817
5.00%, 6/15/29	2,555	3,365,548
New York City, NY:
4.00%, 3/1/36	280	337,890
4.00%, 8/1/38	1,885	2,242,886
North Hempstead, NY:
2.00%, 9/15/33	85	88,017
2.00%, 9/15/35	270	275,754
2.00%, 9/15/36	120	122,089
Northport-East Northport Union Free School District, NY, 3.00%, 11/1/30	370	411,318
Pelham Union Free School District, NY:
2.00%, 11/1/31	2,180	2,287,060
2.00%, 11/1/32	1,445	1,506,904
2.00%, 11/1/33	580	601,153
2.00%, 11/1/34	2,015	2,081,173
2.00%, 11/1/35	2,225	2,291,194
Valley Stream, NY:
2.25%, 5/15/27	250	239,707
2.375%, 5/15/28	255	242,905
Westchester County, NY, 2.00%, 10/15/33	510	530,344

		$40,363,303

Security	Principal Amount (000’s omitted)	Value
Hospital — 5.6%
Brookhaven Local Development Corp., NY, (Long Island Community Hospital):
5.00%, 10/1/32	$700	$897,575
5.00%, 10/1/33	730	932,436
5.00%, 10/1/34	750	951,900
5.00%, 10/1/35	800	1,012,032
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/47	465	517,438
5.00%, 11/1/37	1,615	1,947,835
Monroe County Industrial Development Corp., NY, (Rochester Regional Health), 5.00%, 12/1/34	500	643,665
New York Dormitory Authority, (Catholic Health System Obligated Group):
4.00%, 7/1/38	975	1,131,215
4.00%, 7/1/39	1,130	1,308,246
New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/30	750	934,808
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/30	3,480	3,928,850
New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 4.00%, 7/1/50	3,000	3,516,630
New York Dormitory Authority, (Orange Regional Medical Center):
5.00%, 12/1/21(1)	500	509,540
5.00%, 12/1/30(1)	4,500	5,482,080
5.00%, 12/1/32(1)	2,200	2,670,712

		$26,384,962

Housing — 2.4%
Albany Capital Resource Corp., NY, (Empire Commons Student Housing, Inc.):
5.00%, 5/1/28	$300	$360,372
5.00%, 5/1/29	540	644,981
5.00%, 5/1/30	635	754,475
5.00%, 5/1/31	450	533,034
5.00%, 5/1/32	1,095	1,293,086
New York City Housing Development Corp., NY:
(SPA: Wells Fargo Bank, N.A.), 0.03%, 5/1/57(4)	3,500	3,500,000
Green Bonds, 0.60% to 7/1/25 (Put Date), 5/1/61	800	797,616
New York Mortgage Agency, 3.65%, 4/1/32	1,000	1,089,560
Westchester County Local Development Corp., NY, (Purchase Housing Corp. II):
5.00%, 6/1/27	185	222,670
5.00%, 6/1/28	550	657,509
5.00%, 6/1/29	160	190,080
5.00%, 6/1/42	1,250	1,431,862

		$11,475,245

Industrial Development Revenue — 3.3%
Build NYC Resource Corp., NY, (Pratt Paper (NY), Inc.), (AMT), 4.50%, 1/1/25(1)	$540	$580,111
New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), 2.875% to 7/1/25 (Put Date), 5/15/32	3,845	4,178,015
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	930	1,009,283
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 10/1/35	4,165	5,410,835
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(1)	4,000	4,229,640

		$15,407,884

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 3.2%
New York Dormitory Authority, (CUNY Student Housing), (AMBAC), (BAM), 5.50%, 7/1/35	$6,600	$9,248,514
New York Dormitory Authority, (School Districts Revenue Bond Financing Program):
(AGM), 5.00%, 10/1/30	1,750	2,294,705
(AGM), 5.00%, 10/1/31	2,800	3,655,456

		$15,198,675

Insured-Escrowed/Prerefunded — 2.2%
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	$11,530	$10,540,265

		$10,540,265

Insured-General Obligations — 5.8%
Buffalo, NY, (AGM), 5.00%, 4/1/32	$4,045	$5,659,481
East Ramapo Central School District, NY, (AGM), 4.00%, 12/15/28	870	1,016,438
Monroe County, NY:
(AGM), 5.00%, 6/1/29	300	392,442
(AGM), 5.00%, 6/1/30	1,420	1,889,452
Nassau County, NY:
(AGM), 4.00%, 4/1/47	3,200	3,820,864
(AGM), 5.00%, 4/1/38	4,025	5,173,212
Oyster Bay, NY:
(AGM), 4.00%, 3/1/26	775	895,559
(AGM), 4.00%, 3/1/27	800	945,536
(AGM), 4.00%, 3/1/28	950	1,143,230
(AGM), 4.00%, 8/1/28	1,995	2,072,067
Rockland County, NY, (AGM), 4.00%, 4/1/31	520	624,203
Yonkers, NY:
(AGM), 3.00%, 2/15/39	600	653,496
(AGM), 4.00%, 2/15/35	675	814,205
(AGM), 4.00%, 2/15/37	1,200	1,436,040
(AGM), 5.00%, 2/15/33	600	792,780

		$27,329,005

Insured-Hospital — 0.4%
Oneida County Local Development Corp., NY, (Mohawk Valley Health System), (AGM), 5.00%, 12/1/30	$1,500	$1,941,015

		$1,941,015

Insured-Lease Revenue/Certificates of Participation — 0.2%
New York Dormitory Authority, (St. Lawrence-Lewis):
(BAM), 4.00%, 8/15/27	$195	$230,917
(BAM), 4.00%, 8/15/29	225	274,340
Rensselaer City School District, NY, Certificates of Participation, (AGM), 5.00%, 6/1/26	210	253,317

		$758,574

Insured-Other Revenue — 1.7%
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 5.00%, 1/1/29	$1,500	$1,931,010

Security	Principal Amount (000’s omitted)	Value
New York City Industrial Development Agency, NY, (Yankee Stadium):
(AGC), 0.00%, 3/1/31	$1,690	$1,412,570
(AGM), 3.00%, 3/1/39	3,620	3,931,971
(AGM), 3.00%, 3/1/40	720	780,682

		$8,056,233

Insured-Solid Waste — 0.5%
Onondaga County Resource Recovery Agency, NY:
(AGM), (AMT), 5.00%, 5/1/30	$275	$330,446
(AGM), (AMT), 5.00%, 5/1/31	350	419,352
(AGM), (AMT), 5.00%, 5/1/32	450	537,786
(AGM), (AMT), 5.00%, 5/1/33	375	446,764
(AGM), (AMT), 5.00%, 5/1/34	500	594,505

		$2,328,853

Insured-Transportation — 0.7%
Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 5.00%, 11/15/44	$2,720	$3,371,249

		$3,371,249

Lease Revenue/Certificates of Participation — 1.0%
Hudson Yards Infrastructure Corp., NY, 5.00%, 2/15/42	$3,855	$4,628,814

		$4,628,814

Other Revenue — 4.8%
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/49	$3,065	$3,936,809
Build NYC Resource Corp., NY, (Children’s Aid Society):
4.00%, 7/1/36	125	147,831
4.00%, 7/1/37	165	194,517
4.00%, 7/1/38	150	176,351
Chautauqua County Capital Resource Corp, NY, (Jamestown Center City Development Corp.), 2.50% to 5/1/22 (Put Date), 11/1/31	2,375	2,383,336
New York City Cultural Resources Trust, NY, (Lincoln Center for the Performing Arts, Inc.), 5.00%, 12/1/31	1,800	2,388,582
New York City Cultural Resources Trust, NY, (Whitney Museum of American Art), Green Bonds, 5.00%, 7/1/31	1,270	1,735,772
New York City Transitional Finance Authority, NY, (Building Aid):
5.00%, 7/15/30	1,950	2,494,225
5.00%, 7/15/43	3,560	4,188,732
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,000	5,164,850

		$22,811,005

Senior Living/Life Care — 3.2%
Brookhaven Local Development Corp., NY, (Jefferson’s Ferry):
4.00%, 11/1/45	$1,650	$1,802,014
5.25%, 11/1/30	650	782,912
5.25%, 11/1/31	675	809,555
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	4,500	5,070,060
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.):
Series 2019A, 5.00%, 12/1/40	150	175,467
Series 2020B, 5.00%, 12/1/40	2,000	2,339,560
Tompkins County Development Corp., NY, (Kendal at Ithaca), 5.00%, 7/1/34	100	110,220

Security	Principal Amount (000’s omitted)	Value
Westchester County Local Development Corp., NY, (Kendal on Hudson):
5.00%, 1/1/28	$1,090	$1,154,790
5.00%, 1/1/34	1,485	1,565,739
Westchester County Local Development Corp., NY, (Miriam Osborn Memorial Home Association):
5.00%, 7/1/27	270	313,575
5.00%, 7/1/28	640	739,981
5.00%, 7/1/29	250	288,438

		$15,152,311

Special Tax Revenue — 10.9%
Nassau County Interim Finance Authority, NY, Sales Tax Revenue:
4.00%, 11/15/32	$3,000	$3,826,020
4.00%, 11/15/35	1,250	1,570,838
5.00%, 11/15/32	2,500	3,427,700
5.00%, 11/15/35	1,750	2,378,792
New York City Transitional Finance Authority, NY, Future Tax Revenue:
3.00%, 11/1/37	4,760	5,219,673
4.00%, 11/1/38	3,010	3,577,024
4.00%, 5/1/41	5,145	6,082,882
5.00%, 5/1/39	2,160	2,659,500
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/41	1,500	1,805,640
5.00%, 2/15/48	3,250	4,118,822
New York Dormitory Authority, Sales Tax Revenue:
5.00%, 3/15/36	1,960	2,382,733
5.00%, 3/15/40	4,000	5,002,600
(AMT), 5.00%, 3/15/33	890	1,139,031
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/38	1,915	2,305,603
New York State Urban Development Corp., Sales Tax Revenue, 4.00%, 3/15/42	5,000	5,903,950

		$51,400,808

Transportation — 13.1%
Albany County Airport Authority, NY:
(AMT), 5.00%, 12/15/24	$1,000	$1,151,180
(AMT), 5.00%, 12/15/25	500	592,940
(AMT), 5.00%, 12/15/26	1,000	1,218,740
Buffalo and Fort Erie Public Bridge Authority, NY, 5.00%, 1/1/37	200	241,056
Nassau County Bridge Authority, NY, 5.00%, 10/1/40	1,915	1,922,143
New York Thruway Authority:
5.00%, 1/1/37	775	954,335
5.00%, 1/1/38	3,000	3,852,240
5.00%, 1/1/39	210	268,867
5.00%, 1/1/40	1,940	2,479,960
Series 2016A, 5.00%, 1/1/33	3,125	3,714,281
Series 2019B, 5.00%, 1/1/33	1,910	2,469,649
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	8,100	9,106,020
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
4.00%, 12/1/39	3,760	4,539,298
4.00%, 12/1/42	1,425	1,704,115
5.00%, 12/1/33	500	661,530
(AMT), 4.00%, 12/1/40	100	118,599

Security	Principal Amount (000’s omitted)	Value
(AMT), 4.00%, 12/1/41	$1,000	$1,182,910
(AMT), 5.00%, 12/1/35	550	711,612
Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport):
(AMT), 5.00%, 4/1/26	1,210	1,350,505
(AMT), 5.00%, 4/1/28	525	658,434
(AMT), 5.00%, 4/1/29	275	352,091
(AMT), 5.00%, 4/1/30	460	585,474
(AMT), 5.00%, 4/1/31	180	228,337
Port Authority of New York and New Jersey:
4.00%, 7/15/38	3,000	3,607,260
6.125%, 6/1/94	2,500	2,856,175
(AMT), 3.00%, 10/1/28	2,500	2,839,000
(AMT), 4.00%, 3/15/30	2,500	2,975,325
(AMT), 4.00%, 9/1/38	1,000	1,185,780
(AMT), 5.00%, 10/15/35	1,520	1,831,783
(AMT), 5.00%, 11/15/37	1,250	1,530,350
Triborough Bridge and Tunnel Authority, NY:
(LOC: State Street Bank and Trust Company), 0.02%, 1/1/32(2)	1,165	1,165,000
(LOC: State Street Bank and Trust Company), 0.06%, 1/1/32(4)	4,100	4,100,000

		$62,154,989

Water and Sewer — 3.6%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/37	$1,000	$1,194,430
4.00%, 6/15/40	1,255	1,487,388
4.00%, 6/15/41	1,000	1,192,860
5.00%, 6/15/29	1,000	1,192,670
5.00%, 6/15/35	1,630	1,932,984
5.00%, 6/15/40	1,100	1,427,943
Series 2018CC-1, 5.00%, 6/15/48	2,200	2,677,686
Series 2020GG-1, 5.00%, 6/15/48	1,920	2,446,215
(SPA: State Street Bank and Trust Company), 0.01%, 6/15/49(2)	1,585	1,585,000
Western Nassau County Water Authority, NY, Green Bonds:
4.00%, 4/1/34	275	339,677
4.00%, 4/1/35	325	400,322
5.00%, 4/1/30	125	166,420
5.00%, 4/1/31	140	190,348
5.00%, 4/1/32	225	304,148
5.00%, 4/1/33	275	370,241

		$16,908,332

Total Tax-Exempt Municipal Obligations — 92.8% (identified cost $414,448,868)		$439,072,921

Taxable Municipal Obligations — 3.5%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 2.2%
New York, 1.50%, 3/15/26	$10,000	$10,253,700

		$10,253,700

Insured-Other Revenue — 0.3%
New York City Industrial Development Agency, NY, (Queens Baseball Stadium):
(AGM), 2.236%, 1/1/34	$530	$518,059
(AGM), 2.336%, 1/1/35	795	777,661

		$1,295,720

Special Tax Revenue — 1.0%
New York Dormitory Authority, Personal Income Tax Revenue, 1.538%, 3/15/27	$4,880	$4,906,010

		$4,906,010

Total Taxable Municipal Obligations — 3.5% (identified cost $16,424,907)		$16,455,430

Miscellaneous — 0.2%

Security	Units	Value
Real Estate — 0.2%
CMS Liquidating Trust(5)(6)	1,975,984	$873,385

Total Miscellaneous — 0.2% (identified cost $1,280,000)		$873,385

Total Investments — 97.0% (identified cost $434,233,775)		$458,641,098

Other Assets, Less Liabilities — 3.0%		$14,383,105

Net Assets — 100.0%		$473,024,203

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2021, 15.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 10.7% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2021, the aggregate value of these securities is $16,844,914 or 3.6% of the Fund’s net assets.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2021.

(3)	When-issued security.

(4)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at June 30, 2021.

(5)	Non-income producing security.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Long Treasury Bond	(113)	Short	9/21/21	$(18,164,750)	$(389,533)

					$(389,533)

Abbreviations:

AGC	—	Assured Guaranty Corp.

AGM	—	Assured Guaranty Municipal Corp.

AMBAC	—	AMBAC Financial Group, Inc.

AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	—	Build America Mutual Assurance Co.

LOC	—	Letter of Credit

NPFG	—	National Public Finance Guarantee Corp.

SPA	—	Standby Bond Purchase Agreement

At June 30, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds	$—	$2,239,362	$—	$2,239,362
Tax-Exempt Municipal Obligations	—	439,072,921	—	439,072,921
Taxable Municipal Obligations	—	16,455,430	—	16,455,430
Miscellaneous	—	—	873,385	873,385
Total Investments	$—	$457,767,713	$873,385	$458,641,098

Liability Description
Futures Contracts	$(389,533)	$—	$—	$(389,533)
Total	$(389,533)	$—	$—	$(389,533)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2021 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.